SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

I.              Evergreen Diversified Bond Fund, Evergreen High Yield Bond Fund, Evergreen Select High Yield Bond Fund and Evergreen Strategic Income Fund (together the “Funds”)

                Effective immediately, Gary Pzegeo, CFA, is the new portfolio manager of Evergreen High Yield Bond Fund and Evergreen Select High Yield Bond Fund. Also effective immediately, Mr. Pzegeo replaces Richard M. Cryan as portfolio manager of Evergreen Diversified Bond Fund and Dana E. Erickson as one of the portfolio managers of Evergreen Strategic Income Fund. In accordance with these changes, the Funds' Statements of Additional Information are revised to add the following information under the sub-headings below from the section in Part 2 of the Statements of Additional Information entitled "PORTFOLIO MANAGERS."

                Under "Other Funds and Accounts Managed," the table below provides information about the registered investment companies, other pooled investment vehicles and separate accounts to be managed by Mr. Pzegeo and reflects assets as of April 30, 2006:

Portfolio Manager		(Assets in thousands)
Gary Pzegeo	Assets of registered investment companies managed
	Evergreen Diversified Bond Fund 1................................................................	318,702
	Evergreen Utilities & High Income Fund 1.....................................................	275,116
	Evergreen Select High Yield Bond Fund........................................................	446,958
	Evergreen Income Advantage Fund...............................................................	953,158
	Evergreen Managed Income Fund 1................................................................	1,176,869
	Evergreen Strategic Income Fund 1.................................................................	356,128
	Evergreen VA Strategic Income Fund 1..........................................................	91,972
	Evergreen VA High Income Fund..................................................................	41,644
	Evergreen High Yield Bond Fund...................................................................	815,995
	Sentinel Capital Markets Income Fund 1.......................................................	60,236
	TOTAL..........................................................................................................	$4,536,778
	Those subject to performance fee..................................................................	0
	Number of other pooled investment vehicles managed.........................................	4
	Assets of other pooled investment vehicles managed....................................	$165,485
	Number of those subject to performance fee.................................................	0
	Assets of those subject to performance fee	$0
	Number of separate accounts managed.................................................................	10
	Assets of separate accounts managed............................................................	$495,980
	Number of those subject to performance fee.................................................	0

  1 As of April 30, 2006, the high yield team was not fully responsible for the management of the entire portfolios of Evergreen Diversified Bond Fund, Evergreen Utilities & High Income Fund, Evergreen Managed Income Fund, Evergreen Strategic Income Fund, Evergreen VA Strategic Income Fund and Sentinel Capital Markets Income Fund.  As of April 30, 2006, the High Yield team was responsible only for approximately $935.2 million of the $2,279 million in assets in these funds.

Under "Compensation," the table which lists the investment performance benchmarks by which each portfolio manager’s bonus is determined is updated with the following information:

Portfolio Manager

Gary Pzegeo..........................................	CallanHigh Yield Lipper High Yield Lipper Multi Sector Income

                Under "Fund Holdings," the table which presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) is amended to reflect that Mr. Pzegeo has no holdings in either category as of the date of this supplement.

August 11, 2006	577246 (8/06)